Cover	Aug. 03, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43431
Entity Registrant Name	ARC Group Securities Acquisition I
Entity Central Index Key	0002094712
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	398 Mill Avenue
Entity Address, Address Line Two	Suite 306
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	(928)
Local Phone Number	625-0928
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, par value $0.0001 per share, one warrant, and one right to acquire 1/4
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, par value $0.0001 per share, one warrant, and one right to acquire 1/4
Trading Symbol	FJDIU
Security Exchange Name	NASDAQ
Class A Ordinary Shares included as part of the Units
Title of 12(b) Security	Class A Ordinary Shares included as part of the Units
Trading Symbol	FJDI
Security Exchange Name	NASDAQ
Rights included as part of the Units
Title of 12(b) Security	Rights included as part of the Units
Trading Symbol	FJDIR
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	FJDIW
Security Exchange Name	NASDAQ